Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income	$ 1,346	$ 1,343	$ 1,460
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	561	578	597
Pension and postretirement benefit expense	41	64	74
Stock-based compensation expense	39	37	38
Gain on business divestitures	(56)	0	0
Deferred income taxes	(142)	(141)	(34)
Changes in assets and liabilities
Accounts receivable	(129)	(32)	(1)
Inventories	23	(82)	(136)
Accounts payable	105	25	68
Other current liabilities	137	(101)	73
All other operating activities	(10)	(12)	63
Net cash provided by operating activities	1,915	1,679	2,202
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(290)	(251)	(277)
Proceeds from sale of business	60	0	0
Other — net	0	(2)	(1)
Net cash used in investing activities	(230)	(253)	(278)
Cash Flows from Financing Activities
Net transfers to 3M	(1,553)	(1,456)	(1,947)
Other — net	1	(4)	(13)
Net cash used in financing activities	(1,552)	(1,460)	(1,960)
Effect of exchange rate changes on cash and cash equivalents	0	4	3
Net increase (decrease) in cash and cash equivalents	133	(30)	(33)
Cash and cash equivalents at beginning of year	61	91	124
Cash and cash equivalents at end of period	$ 194	$ 61	$ 91